Quarterly Holdings Report
for

Fidelity Freedom® 2030 Fund

December 31, 2019

F30-QTLY-0220
1.811347.115

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.54% to 1.57% 2/27/20 to 3/26/20 (a)
(Cost $13,179,834)	13,220,000	13,181,441
	Shares	Value

Domestic Equity Funds - 39.7%
Fidelity Series All-Sector Equity Fund (b)	49,111,156	$509,282,685
Fidelity Series Blue Chip Growth Fund (b)	58,979,953	886,468,700
Fidelity Series Commodity Strategy Fund (b)	251,721,828	1,198,195,901
Fidelity Series Growth Company Fund (b)	100,933,574	1,791,570,930
Fidelity Series Intrinsic Opportunities Fund (b)	126,626,681	2,190,641,584
Fidelity Series Large Cap Stock Fund (b)	121,371,421	1,922,523,302
Fidelity Series Large Cap Value Index Fund (b)	41,404,448	546,124,663
Fidelity Series Opportunistic Insights Fund (b)	54,448,086	985,510,353
Fidelity Series Small Cap Discovery Fund (b)	21,905,964	254,985,417
Fidelity Series Small Cap Opportunities Fund (b)	56,165,989	786,323,849
Fidelity Series Stock Selector Large Cap Value Fund (b)	116,861,713	1,486,480,991
Fidelity Series Value Discovery Fund (b)	77,630,134	1,054,993,517
TOTAL DOMESTIC EQUITY FUNDS
(Cost $10,344,513,623)		13,613,101,892

International Equity Funds - 31.3%
Fidelity Series Canada Fund (b)	25,378,488	286,523,125
Fidelity Series Emerging Markets Fund (b)	35,592,724	347,384,985
Fidelity Series Emerging Markets Opportunities Fund (b)	153,962,874	3,176,254,100
Fidelity Series International Growth Fund (b)	151,886,380	2,661,049,383
Fidelity Series International Small Cap Fund (b)	32,779,599	567,414,852
Fidelity Series International Value Fund (b)	256,628,590	2,540,623,039
Fidelity Series Overseas Fund (b)	109,275,198	1,177,986,633
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $8,727,418,098)		10,757,236,117

Bond Funds - 28.1%
Fidelity Series Emerging Markets Debt Fund (b)	21,613,962	207,494,031
Fidelity Series Floating Rate High Income Fund (b)	4,294,296	39,936,953
Fidelity Series High Income Fund (b)	25,360,754	243,209,635
Fidelity Series Inflation-Protected Bond Index Fund (b)	156,943,930	1,577,286,494
Fidelity Series International Credit Fund (b)	1,665,006	16,783,260
Fidelity Series Investment Grade Bond Fund (b)	565,566,346	6,543,602,629
Fidelity Series Long-Term Treasury Bond Index Fund (b)	96,668,039	851,645,422
Fidelity Series Real Estate Income Fund (b)	13,888,052	154,574,022
TOTAL BOND FUNDS
(Cost $9,445,833,711)		9,634,532,446

Short-Term Funds - 1.0%
Fidelity Cash Central Fund 1.58% (c)	41,038,147	41,046,355
Fidelity Series Government Money Market Fund 1.65% (b)(d)	228,657,238	228,657,238
Fidelity Series Short-Term Credit Fund (b)	5,677,923	57,233,466
TOTAL SHORT-TERM FUNDS
(Cost $325,820,983)		326,937,059
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $28,856,766,249)		34,344,988,955
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(17,181,409)
NET ASSETS - 100%		$34,327,807,546

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	332	March 2020	$53,636,260	$997,867	$997,867
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	87	March 2020	4,872,870	139,867	139,867
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	869	March 2020	88,485,925	(831,155)	(831,155)
TOTAL FUTURES CONTRACTS					$306,579

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

The notional amount of futures sold as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $13,181,441.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,070,635
Total	$1,070,635

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$568,895,313	$51,363,796	$153,594,451	$37,509,049	$(11,846,678)	$54,464,705	$509,282,685
Fidelity Series Blue Chip Growth Fund	1,120,692,859	129,921,130	391,056,312	105,852,488	54,797,059	(27,886,036)	886,468,700
Fidelity Series Canada Fund	246,541,489	40,066,126	24,657,001	6,536,302	484,814	24,087,697	286,523,125
Fidelity Series Commodity Strategy Fund	739,272,528	546,482,567	89,085,451	17,712,365	(8,031,328)	9,557,585	1,198,195,901
Fidelity Series Emerging Markets Debt Fund	207,468,099	15,079,383	15,333,962	9,104,295	(432,325)	712,836	207,494,031
Fidelity Series Emerging Markets Fund	269,124,514	94,447,116	18,269,206	7,878,356	277,053	1,805,508	347,384,985
Fidelity Series Emerging Markets Opportunities Fund	2,512,377,212	505,103,223	153,144,359	77,748,755	4,761,735	307,156,289	3,176,254,100
Fidelity Series Floating Rate High Income Fund	40,096,639	3,061,249	3,350,886	1,780,215	(46,591)	176,542	39,936,953
Fidelity Series Government Money Market Fund 1.65%	422,775,907	474,340,431	668,459,100	6,386,165	--	--	228,657,238
Fidelity Series Growth Company Fund	2,110,792,706	235,421,272	668,517,644	186,457,618	185,168,283	(71,293,687)	1,791,570,930
Fidelity Series High Income Fund	281,389,335	17,992,267	61,161,065	11,933,867	(846,288)	5,835,386	243,209,635
Fidelity Series Inflation-Protected Bond Index Fund	441,372,517	1,163,965,366	40,383,946	18,804,114	(111,781)	12,444,338	1,577,286,494
Fidelity Series International Credit Fund	15,501,991	987,032	--	987,032	--	196,565	16,783,260
Fidelity Series International Growth Fund	2,336,954,122	157,080,210	184,938,952	94,898,240	14,675,207	337,278,796	2,661,049,383
Fidelity Series International Small Cap Fund	547,732,479	38,983,926	78,959,125	23,933,411	3,209,966	56,447,606	567,414,852
Fidelity Series International Value Fund	2,268,195,348	333,347,282	218,385,380	100,617,922	(5,290,522)	162,756,311	2,540,623,039
Fidelity Series Intrinsic Opportunities Fund	2,534,376,344	177,534,349	628,120,780	119,564,276	(24,919,973)	131,771,644	2,190,641,584
Fidelity Series Investment Grade Bond Fund	4,929,657,050	1,733,898,393	292,726,531	131,317,481	1,403,310	171,370,407	6,543,602,629
Fidelity Series Large Cap Stock Fund	2,247,464,693	193,900,529	682,376,259	143,007,607	13,213,389	150,320,950	1,922,523,302
Fidelity Series Large Cap Value Index Fund	636,942,117	48,143,787	177,345,646	33,403,532	18,270,540	20,113,865	546,124,663
Fidelity Series Long-Term Treasury Bond Index Fund	1,846,175,629	220,595,540	1,307,704,505	88,556,687	128,743,435	(36,164,677)	851,645,422
Fidelity Series Opportunistic Insights Fund	1,141,745,148	109,057,489	313,177,143	82,625,497	75,327,367	(27,442,508)	985,510,353
Fidelity Series Overseas Fund	--	1,094,260,158	--	4,346,054	--	83,726,475	1,177,986,633
Fidelity Series Real Estate Income Fund	148,832,289	13,278,764	10,550,040	9,245,357	54,461	2,958,548	154,574,022
Fidelity Series Short-Term Credit Fund	105,745,071	43,187,609	93,047,952	1,916,213	751,880	596,858	57,233,466
Fidelity Series Small Cap Discovery Fund	308,039,361	24,787,502	90,749,968	17,858,606	7,020,079	5,888,443	254,985,417
Fidelity Series Small Cap Opportunities Fund	939,358,907	77,625,886	263,555,473	56,591,039	(182,218)	33,076,747	786,323,849
Fidelity Series Stock Selector Large Cap Value Fund	1,715,319,843	111,279,692	467,285,029	72,181,926	5,149,066	122,017,419	1,486,480,991
Fidelity Series Value Discovery Fund	1,218,720,153	68,847,648	329,196,440	40,979,172	38,414,342	58,207,814	1,054,993,517
	$31,901,559,663	$7,724,039,722	$7,425,132,606	$1,509,733,641	$500,014,282	$1,590,182,426	$34,290,761,159

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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